INVESTMENT IN ASSOCIATED COMPANIES (Details) shares in Millions		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
		Oct. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 Rate shares	Dec. 31, 2017 USD ($) drilling_rig	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Sep. 30, 2017	Nov. 30, 2015 Rate	May 31, 2013 USD ($)	Dec. 31, 2008 vessel
Schedule of Equity Method Investments [Line Items]
Number of shares received | shares				55
Equity in earnings of associated companies					$ 23,766,000	$ 27,765,000	$ 33,605,000
Term loan facility, amount outstanding					1,522,900,000	1,580,006,000
Summarized balance sheet information [Abstract]
Due to related parties					857,000	850,000
Statement of operations information [Abstract]
Proportion of secured bank lenders in restructuring agreement with Seadrill Limited									97.00%
Proportion of bondholders in restructuring agreement with Seadrill Limited									40.00%
Frontline Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage | Rate				27.73%						7.03%
Equity in earnings of associated companies					$ 0	0	2,600,000
Proceeds from equity method investment dividends			$ 2,800,000
SFL Deepwater, SFL Hercules, SFL Linus [Member]
Statement of operations information [Abstract]
Number Of Drilling Units | drilling_rig					3
SFL Deepwater [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from equity method investment dividends					$ 3,400,000	$ 46,300,000	$ 0
Participation in equity method investee (in hundredths)					100.00%	100.00%	100.00%
Debt amount		$ 390,000,000
Term loan facility, term		5 years
Term loan facility, extension term					4 years
Term loan facility, amount guaranteed					$ 75,000,000	$ 75,000,000
Lease Agreement, Extension Term					13 months
Term loan facility, amount outstanding					$ 225,800,000	248,400,000
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations					1							2
Available amount under revolving part of credit facility					$ 0	0
Summarized balance sheet information [Abstract]
Current assets					26,242,000	33,763,000
Non-current assets					317,450,000	335,229,000
Total assets					343,692,000	368,992,000
Current liabilities					25,642,000	25,512,000
Non-current liabilities	[1]				315,415,000	343,426,000
Total liabilities					341,057,000	368,938,000
Total shareholders' equity (2)					2,635,000	54,000
Due to parent					113,000,000	119,200,000
Due to related parties					200,000
Statement of operations information [Abstract]
Operating revenues					20,873,000	22,088,000	$ 22,424,000
Net operating revenues					20,873,000	22,088,000	22,422,000
Net income					5,981,000	6,778,000	7,561,000	[2]
Interest payable to parent					5,400,000	6,500,000	6,500,000
SFL Hercules [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from equity method investment dividends					$ 3,800,000	$ 25,100,000	$ 0
Participation in equity method investee (in hundredths)					100.00%	100.00%	100.00%
Debt amount											$ 375,000,000
Term loan facility, term		6 years
Term loan facility, extension term					4 years
Term loan facility, amount guaranteed					$ 70,000,000	$ 75,000,000
Lease Agreement, Extension Term					13 months
Term loan facility, amount outstanding					$ 251,300,000	278,700,000
Available amount under revolving part of credit facility					0	0
Summarized balance sheet information [Abstract]
Current assets					29,152,000	38,351,000
Non-current assets					305,852,000	326,562,000
Total assets					335,004,000	364,913,000
Current liabilities					29,443,000	29,280,000
Non-current liabilities	[1]				302,819,000	335,603,000
Total liabilities					332,262,000	364,883,000
Total shareholders' equity (2)					2,742,000	30,000
Due to parent					80,000,000	85,900,000
Due to related parties					100,000
Statement of operations information [Abstract]
Operating revenues					21,827,000	23,292,000	$ 23,315,000
Net operating revenues					21,827,000	23,292,000	23,313,000
Net income					6,462,000	6,424,000	7,306,000
Interest payable to parent					4,300,000	6,500,000	6,500,000
SFL Linus [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from equity method investment dividends					$ 7,300,000	$ 42,100,000	$ 0
Participation in equity method investee (in hundredths)					100.00%	100.00%	100.00%
Debt amount		$ 475,000,000
Term loan facility, term		5 years
Term loan facility, extension term					4 years
Term loan facility, amount guaranteed					$ 90,000,000	$ 90,000,000
Term loan facility, amount outstanding					308,800,000	356,300,000
Available amount under revolving part of credit facility					0	0
Summarized balance sheet information [Abstract]
Current assets					42,329,000	50,561,000
Non-current assets					396,765,000	432,651,000
Total assets					439,094,000	483,212,000
Current liabilities					51,543,000	52,234,000
Non-current liabilities	[1]				382,250,000	430,932,000
Total liabilities					433,793,000	483,166,000
Total shareholders' equity (2)					5,301,000	46,000
Due to parent					121,000,000	125,000,000
Due to related parties					3,600,000	700,000
Statement of operations information [Abstract]
Operating revenues					30,787,000	34,889,000	$ 36,992,000
Net operating revenues					30,787,000	34,889,000	36,990,000
Net income					11,323,000	14,563,000	16,134,000
Interest payable to parent					5,500,000	5,600,000	5,600,000
Total [Member]
Summarized balance sheet information [Abstract]
Current assets					97,723,000	122,675,000
Non-current assets					1,020,067,000	1,094,442,000
Total assets					1,117,790,000	1,217,117,000
Current liabilities					106,628,000	107,026,000
Non-current liabilities	[1]				1,000,484,000	1,109,961,000
Total liabilities					1,107,112,000	1,216,987,000
Total shareholders' equity (2)					10,678,000	130,000
Statement of operations information [Abstract]
Operating revenues					73,487,000	80,269,000	82,731,000
Net operating revenues					73,487,000	80,269,000	82,725,000
Net income					$ 23,766,000	$ 27,765,000	$ 31,001,000	[2]

[1]	SFL Deepwater, SFL Hercules and SFL Linus non-current liabilities at December 31, 2017, include $113.0 million (2016: $119.2 million), $80.0 million (2016: $85.9 million) and $121.0 million (2016: $125.0 million) due to Ship Finance, respectively (see Note 23: Related party transactions). In addition, SFL Deepwater, SFL Hercules and SFL Linus current liabilities at December 31, 2017, include a further $0.2 million, $0.1 million and $3.6 million (2016: $nil, $nil and $0.7 million) due to Ship Finance (see Note 23: Related party transactions).
[2]	net income of SFL Deepwater, SFL Hercules and SFL Linus for the year ended December 31, 2017, includes interest payable to Ship Finance amounting to $5.4 million (2016: $6.5 million; 2015: $6.5 million), $4.3 million (2016: $6.5 million; 2015: $6.5 million), and $5.5 million (2016: $5.6 million; 2015: $5.6 million) respectively (see Note 23: Related party transactions).SF